Liability for Unpaid Claims and Claim Adjustment Expenses - Historical Payout Percentage (Details) - Group Life and DI	Dec. 31, 2017
Short-duration Insurance Contracts, Historical Claims Duration [Line Items]
Year 1	57.20%
Year 2	16.20%
Year 3	3.00%
Year 4	0.60%
Year 5	6.10%